Stockholders’ Equity/(Deficit) - Schedule of Outstanding ISOs (Details)		9 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares
Stockholders’ Equity/(Deficit) [Abstract]
Number of Shares, Options Outstanding, Exercisable | shares	300	120
Weighted- Average Exercise Price Per Share, Options Outstanding, Exercisable | $ / shares	$ 3,157.8	$ 3,157.8
Weighted- Average Remaining Contractual Term (in years), Options Outstanding, Exercisable	10 months 9 days	11 months 4 days
Aggregate Intrinsic Value, Options Outstanding, Exercisable | $	$ 0	$ 0
Number of Shares, Options Outstanding, Remaining unvested | shares
Weighted- Average Exercise Price Per Share, Options Outstanding, Remaining unvested | $ / shares
Number of Shares, Options Outstanding, Forfeited | shares		(179)
Weighted- Average Exercise Price Per Share, Options Outstanding, Forfeited | $ / shares		$ 3,157.8
Number of Shares, Options Outstanding, Ending Balance | shares	300	120
Weighted- Average Exercise Price Per Share, Options Outstanding, Ending Balance | $ / shares	$ 3,157.8	$ 3,157.8
Weighted- Average Remaining Contractual Term (in years), Options Outstanding, Ending Balance	10 months 9 days	11 months 4 days
Aggregate Intrinsic Value, Options Outstanding, Ending Balance | $	$ 0	$ 0